Commitments and contingencies: Future payments (Details) $ in Thousands	Dec. 31, 2019 MXN ($)
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 17,501
2019
Commitments:
Minimum lease payments payable under non-cancellable operating lease	5,250
Later than one year
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 12,251